Share Purchase Warrants (Details Narrative)	12 Months Ended
	Jan. 31, 2024 $ / shares $ / shares shares	Jan. 31, 2023 shares	Jan. 31, 2022 CAD ($) shares	Jan. 31, 2024 $ / shares
Statement [Line Items]
Expected life	3 years
Volatility rate	152.00%		84.00%
Granted pursuant to acquisition | shares	3,571,429
Share purchase warrants issued, shares | shares			438,095
Share purchase warrants issued, value | $			$ 239,002
Minimum [Member]
Statement [Line Items]
Market price per share				$ 0.295
Maximum [Member]
Statement [Line Items]
Market price per share				$ 0.40
Exercise price	$ 0.50
Black-Scholes option pricing model [member]
Statement [Line Items]
Market price per share	$ 0.63
Risk free interest rate	4.17%
Volatility rate	101.00%
Exercise price	$ 1.25
Black-Scholes option pricing model [member] | Minimum [Member]
Statement [Line Items]
Expected life	4 months 9 days
Black-Scholes option pricing model [member] | Maximum [Member]
Statement [Line Items]
Expected life	1 year 3 months 21 days
Warrants of MedMelior [Member]
Statement [Line Items]
Number of share purchase warrants | shares	318,000	96,667